Sep. 28, 2018

Prospectus Supplement

John Hancock Funds III (the Trust)
John Hancock Strategic Growth Fund (the fund)

Supplement dated September 28, 2018 to the current Prospectus, as may be supplemented

In the "Fund summary" section, the information under the headings "Fees and expenses" and "Expense example" is amended and restated as follows:

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers, which includes information about specific sales charge waivers applicable to the intermediaries identified therein). More information about these and other discounts is available from your financial representative and on pages 18 to 20 of this prospectus under "Sales charge reductions and waivers" or pages 105 to 109 of the fund's Statement of Additional Information under "Sales Charges on Class A, Class B, and Class C Shares."

Shareholder fees (%) (fees paid directly from your investment)	A	C	I	R2	R4	R6
Maximum front-end sales charge (load) on purchases, as a % of purchase price	5.00	None	None	None	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00 (on certain purchases, including those of $1 million or more)	1.00	None	None	None	None
Small account fee (for fund account balances under $1,000) ($)	20	20	None	None	None	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	C	I	R2	R4	R6
Management fee [1]	0.59	0.59	0.59	0.59	0.59	0.59
Distribution and service (Rule 12b-1) fees	0.25	1.00	0.00	0.25	0.25	0.00
Service plan fee	0.00	0.00	0.00	0.25 [2]	0.10 [2]	0.00
Additional other expenses [3]	0.18	0.18	0.17	0.08	0.08	0.08
Total other expenses	0.18	0.18	0.17	0.33	0.18	0.08
Total annual fund operating expenses	1.02	1.77	0.76	1.17	1.02	0.67
Contractual expense reimbursement [4]	-0.01	-0.01	-0.01	-0.01	-0.11 [5]	-0.01
Total annual fund operating expenses after expense reimbursements	1.01	1.76	0.75	1.16	0.91	0.66

1	"Management fee" has been restated to reflect the contractual management fee schedule effective September 28, 2018.

2	"Service plan fee" has been restated to reflect maximum allowable fees.

3	"Other expenses" have been restated from the fiscal year amount to reflect an increase in current fees and expenses.

4
"The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

5
The distributor contractually agrees to limit its Rule 12b-1 fees for Class R4 shares to 0.15%. This agreement expires on June 30, 2019, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	C		I	R2	R4	R6
Shares		Sold	Not Sold
1 year	598	279	179	77	118	93	66
3 years	807	556	556	242	371	314	210
5 years	1,034	958	958	421	643	553	367
10 years	1,685	2,083	2,083	941	1,419	1,238	822

In the "Fund summary" section, the following disclosure is added after the first paragraph under the heading "A note on performance":

Prior to close of business on September 28, 2018, the fund was managed by a different subadvisor, and thus, the performance presented prior to such date should not be attributed to the current subadvisor, Wellington Management Company LLP ("Wellington Management"). The fund's performance shown below might have differed materially had Wellington Management managed the fund prior to close of business on September 28, 2018.

Prospectus Supplement

John Hancock Funds III (the Trust)
John Hancock Strategic Growth Fund (the fund)

Supplement dated September 28, 2018 to the current Class NAV Prospectus, as may be supplemented

In the "Fund summary" section for the fund, the information under the headings "Fees and expenses" and "Expense example" is amended and restated by the following:

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	NAV
Maximum front-end sales charge (load)	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee [1]	0.59
Other expenses [2]	0.07
Total annual fund operating expenses	0.66
Contractual expense reimbursement [3]	-0.01
Total annual fund operating expenses after expense reimbursements	0.65

1	"Management fee" has been restated to reflect the contractual management fee schedule effective September 28, 2018.

2	"Other expenses" has been restated from fiscal year amount to reflect current fees and expenses.

3
"The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	NAV
1 year	66
3 years	210
5 years	367
10 years	822